Supplemental information on statement of cash flows (Details 1) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Supplemental Information On Statement Of Cash Flows
Depreciation and depletion of Property, plant and equipment	$ 8,345	$ 7,639
Amortization of Intangible assets	72	67
Capitalized depreciation	(1,387)	(1,119)
Depreciation of right of use - recovery of PIS/COFINS	(86)	(87)
Depreciation, depletion and amortization in the Statements of Cash Flows	$ 6,944	$ 6,500